INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Increase in net deferred tax asset and valuation allowance	$ 368,000	$ 125,000
Net operating loss carry forwards	$ (3,077,000)	$ (1,324,000)